Revenues (Details) - Schedule of Breakdown of Company’s Revenue by Major Customers - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Customer A [Member]
Schedule of Breakdown of Company’s Revenue by Major Customers
Revenue from customer	$ 7,753	$ 6,458
Customer B [Member]
Schedule of Breakdown of Company’s Revenue by Major Customers
Revenue from customer	$ 8,109	$ 5,124